3. Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation
Basis of preparation

The financial statements for the year ended December 31, 2017 have been prepared in accordance with IFRS issued by the IASB and IFRIC interpretations, incorporated by the CNV.

The financial statements are stated in thousands of Argentine pesos, unless specifically indicated otherwise. They have been prepared under the historical cost convention, as modified by the measurement of financial assets at fair value through profit or loss

These financial statements were approved for issue by the Company’s Board of Directors on March 7, 2018.

Comparative information

The balances as of December 31, 2016, disclosed in these financial statements for comparative purposes, arise from the financial statements as of that date.

Financial reporting in hyperinflationary economies

IAS 29 (Financial Reporting in Hyperinflationary Economies) requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical cost method or the current cost method, be stated in terms of the measuring unit current at the closing date of the reporting year. For such purpose, in general terms, the inflation produced from the acquisition date or the revaluation date, as applicable, must be computed in non-monetary items. In order to conclude whether the economy is a hyperinflationary economy, the standard details a series of factors to be considered, among which the existence of a cumulative inflation rate over three years that approaches or exceeds 100% is included. Taking into consideration the inconsistency of the published inflation data, the downward trend of the level of inflation, the fact that the other indicators are insufficient to reach a definite conclusion, and the fact that the current legal framework does not allow for the filing with control authorities of inflation-adjusted financial statements, and in line with the International Practices Task Force’s conclusion, there is insufficient evidence to conclude that Argentina is a hyperinflationary economy as of December 31, 2017. Therefore, the restatement criteria established in IAS 29 have not been applied during the prior year and we have not restated our audited financial statements.

Although the Argentine economy does not currently meet the necessary conditions to qualify as a hyperinflationary economy in accordance with IAS 29, and taking into account the legal and regulatory limitations imposed by professional bodies and control authorities for the preparation of adjusted financial statements as of December 31, 2017, certain macroeconomic variables that affect the Company’s business, such as salary costs and the prices of supplies, have suffered somewhat important annual variations, a circumstance that must be taken into account when evaluating and interpreting the Company’s financial position and results of operations in these financial statements.